PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property, plant and equipment, at cost, consisted of the following as of December 31:

	2012	2011
Equipment	$81,206	$—
Computers and electronic equipment	18,863	—
Vehicles	95,669	28,000
	195,738	28,000
Less: Accumulated Depreciation	(41,241)	(3,094)
	$154,497	$24,906